Investment contracts (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Investment Contracts for General Account

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2019	17,825	223	18,048
Deposits	13,234	-	13,234
Withdrawals	(13,768)	-	(13,768)
Investment contracts liabilities released	-	(23)	(23)
Interest credited	247	-	247
Net exchange differences	128	12	140
Transfer to/from other headings	724	-	724
Other	(7)	-	(7)
At December 31, 2019	18,382	211	18,594

At January 1, 2018	16,665	278	16,943
Portfolio transfers and acquisitions	271	-	271
Deposits	10,308	-	10,308
Withdrawals	(10,101)	-	(10,101)
Investment contracts liabilities released	-	(53)	(53)
Interest credited	236	-	236
Net exchange differences	335	(2)	332
Transfer to/from other headings	133	-	133
Other	(22)	-	(22)
At December 31, 2018	17,825	223	18,048

Investment contracts consist of the following:	2019	2018
Institutional guaranteed products	339	944
Fixed annuities	6,237	5,981
Savings accounts	11,517	10,586
Investment contracts with discretionary participation features	211	223
Other	289	314
At December 31	18,594	18,048

Summary of Investment Contracts for Account of Policy Holders

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2019	49,847	30,250	80,097
Gross premium and deposits – existing and new business	10,545	1,066	11,610
Withdrawals	(10,228)	-	(10,228)
Interest credited	9,244	5,511	14,755
Investment contracts liabilities released	-	(4,815)	(4,815)
Fund charges released	(142)	-	(142)
Net exchange differences	1,898	1,858	3,755
Transfer to/from other headings	(1,210)	-	(1,210)
Other	1	-	1
At December 31, 2019	59,956	33,870	93,826

At January 1, 2018	37,169	37,265	74,434
Additions	18,415	-	18,415
Gross premium and deposits – existing and new business	6,432	1,279	7,711
Withdrawals	(10,279)	-	(10,279)
Interest credited	(2,682)	(1,475)	(4,157)
Investment contracts liabilities released	-	(6,506)	(6,506)
Fund charges released	(157)	-	(157)
Net exchange differences	1,084	(312)	772
Transfer to/from other headings	(137)	-	(137)
Other	2	-	2
At December 31, 2018	49,847	30,250	80,097